Document and Entity Information	9 Months Ended
Jan. 31, 2013
Document Information [Line Items]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Jan. 31, 2013
Entity Registrant Name	CHC Helicopter S.A.
Entity Central Index Key	0001539429
Entity Filer Category	Non-accelerated Filer